Other Debt Securities	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Other Debt Securities
10	OTHER DEBT SECURITIES
The following table shows the bank’s holdings of other debt securities, net of the impairment allowances, as of December 31, 2021 and 2020:

Name	Holdings
	12/31/2021		12/31/2020
	Fair value level	Book amounts	Book amounts
Other debt securities
Measured at fair value through other comprehensive income
- Local
Government securities
Federal government treasury bonds linked to dollar - Maturity: 04-28-2023	1	29,321,529
Federal government treasury bonds in pesos adjusted by CER - Maturity: 09-20-2022	1	25,114,882
Letters of National Estate in pesos adjusted by CER to discount - Maturity: 07-29-2022	1	19,588,804
Federal government treasury bonds in pesos BADLAR +200 PB - Maturity: 04-03-2022	1	15,202,690	49,728
Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023	1	10,414,066	1,568,690
Letters of National Estate in pesos adjusted by CER to discount - Maturity: 04-18-2022	1	9,905,621
Letters of National Estate in pesos adjusted by CER to discount - Maturity: 05-23-2022	1	4,021,054
Letters of National Estate in pesos to discount - Maturity: 01-31-2022	1	3,794,807
Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2024	1	3,357,516	1,321,885
Federal government treasury bonds in pesos adjusted by CER - Maturity: 08-13-2023	1	3,096,000
Other	1	1,036,873	64,664,356

Subtotal local government securities		124,853,842	67,604,659

Central Bank of Argentina Bills
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-04-2022	2	21,520,780
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-27-2022	2	18,879,645
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-18-2022	2	18,637,794
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-11-2022	2	17,725,328
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-13-2022	2	17,501,774
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-25-2022	1	16,551,744
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-06-2022	2	15,888,779
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-20-2022	2	6,264,907
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-21-2021			32,027,644
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-12-2021			29,785,222
Other			132,412,367

Subtotal Central Bank of Argentina Bills		132,970,751	194,225,233

- Foreign
Government securities
US Treasury Bill – Maturity: 01-20-2022	1	4,109,963
US Treasury Bill – Maturity: 01-14-2021			3,810,254
US Treasury Bill – Maturity: 01-19-2021			1,270,073
US Treasury Bill – Maturity: 01-21-2021			1,016,064
US Treasury Bill – Maturity: 01-28-2021			757,588

Subtotal foreign government securities		4,109,963	6,853,979

Total Other debt securities measured at fair value through other comprehensive income (1)		261,934,556	268,683,871

Name	Holdings
	12/31/2021	12/31/2020
	Book amounts	Book amounts

Measured at amortized cost
- Local
Government securities
Federal government bonds in pesos at 22% - Maturity: 05-21-2022	22,742,357	30,428,731
Treasury bills of Province of Neuquén Series 1 Class 1 - Maturity: 04-07-2022	311,717
Discount bonds denominated in pesos at 5,83% - Maturity: 12-31-2033	265,823	277,187
Debt securities of Province of Río Negro in pesos - Maturity: 04-12-2022	218,580
Treasury bills of Province of Río Negro Series 2 Class 1 - Maturity: 06-15-2022	193,577
Treasury bills of Province of Neuquén Series 4 Class 1 - Maturity: 02-28-2022	45,849
Federal government treasury bonds adjusted by CER - Maturity: 04-17-2021		12,940,391
Federal government treasury letters at variable rate in pesos - Maturity: 03-31-2021		2,389,616
Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 03-18-2022		84,062
Bonds Par denominated in Pesos - Maturity 12-31-2038		42,643

Subtotal local government securities	23,777,903	46,162,630

Private securities
Corporate Bonds YPF SA Class 043 -Maturity: 10-21-2023	55,706	112,103
Debt Securities in Financial Trusts Surcos Series 020 Class A - Maturity: 07-15-2022	43,098
Debt Securities in Financial Trusts Secubono Series 209 Class A - Maturity: 05-30-2022	30,878
Corporate Bonds Santander Río Bank S,A, Class 021 -Maturity: 01-26-2022	26,651	38,806
Debt Securities in Financial Trusts Secubono Series 208 Class A - Maturity: 04-28-2022	26,117
Debt Securities in Financial Trusts Confibono Series 059 Class A - Maturity: 03-21-2022	21,038
Debt Securities in Financial Trusts Accicom Préstamos Pers Series 11 Class A- Maturity: 12-20-2022	19,358
Debt Securities in Financial Trusts Secubono Series 210 Class A - Maturity: 06-28-2022	18,608
Debt Securities in Financial Trusts Secubono Series 211 Class A - Maturity: 07-28-2022	13,095
Debt Securities in Financial Trusts Secubono Series 207 Class A - Maturity: 03-28-2022	5,998
Other	3,601	650,122

Subtotal local private securities	264,148	801,031

Total Other debt securities measured at cost amortized (2)	24,042,051	46,963,661

Total other debt securities	285,976,607	315,647,532

(1)	The gross carrying amount of these investments, their stages and the related allowance for ECL are disclosed in note 9.3.
(2)	The gross carrying amount of these investments, their stages and the related allowance for ECL are disclosed in note 9.2.
As of December 31, 2021 the unrealized gains and losses from government securities amounted to 2,711,062 and 266.976, respectively, and the unrealized losses related to Central Bank Bills amounted to 163,255. In addition, as of December 31, 2020
,
 the unrealized gains and losses from government securities amounted to 672,925 and 103,302, respectively, and the unrealized losses related to Central Bank Bills amounted to 279,660. All the abovementioned amounts are net of income tax effects.